Restricted Cash and Deposits	12 Months Ended
Dec. 31, 2017
Restricted Cash and Deposits [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
8.	Restricted Cash and Deposits

	December 31 2017	December 31 2016

Security for remediation services agreement	$499	$534
Security for decommissioning obligations	6,507	6,328
Other	86	86

Restricted cash and deposits	7,092	6,948

Less: Current portion	499	-

	$6,593	$6,948

Security for remediation services agreement of $499,000 (US$398,000) as at December 31, 2017 (2016 -$534,000; US$398,000) represents security that has been posted in support of a cost and environmental performance commitment provided under an environmental consulting and remediation services agreement with a third party customer. Subject to consent from third parties, this security is expected to be released within twelve months.

Security for decommissioning obligations of $6,507,000 as at December 31, 2017 (2016 - $6,328,000) represents security for costs that are expected to be required in respect of future reclamation and closure activities at the end of the life of the Bellekeno, Flame & Moth, Lucky Queen and Onek deposits.